UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21396
Investment Company Act file number

Excelsior Absolute Return Fund of Funds, LLC
 (Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905
 (Address of principal executive offices) (Zip code)

Steven L. Suss
U.S. Trust Hedge Fund Management, Inc.
225 High Ridge Road
Stamford, CT 06905
 (Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: 3/31/2010

Date of reporting period: 9/30/2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS, LLC

Financial Statements

(Unaudited)

Period from April 1, 2009 to September 30, 2009

Excelsior Absolute Return Fund of Funds, LLC

Financial Statements

(Unaudited)

Period from April 1, 2009 to September 30, 2009

Contents

Statement of Assets, Liabilities and Members’ Equity – Net Assets as of
September 30, 2009	1

Statement of Operations for the Period from April 1, 2009 to September 30, 2009	2

Statement of Changes in Members’ Equity – Net Assets for the Period from April 1, 2009 to
September 30, 2009 and for the year ended March 31, 2009	3

Statement of Cash Flows for the Period from April 1, 2009 to September 30, 2009	4

Financial Highlights for the Period from April 1, 2009 to September 30, 2009, and for the Years Ended March 31, 2009, 2008, 2007 and 2006	5

Notes to Financial Statements	6

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Excelsior Absolute Return Fund of Funds, LLC

Statement of Assets, Liabilities and Members’ Equity - Net Assets (Unaudited)

September 30, 2009

ASSETS

Investment in Excelsior Absolute Return Fund of Funds Master Fund,
LLC, at fair value	$27,240,784
Cash and cash equivalents	766,675
Other assets	7,557

Total Assets	28,015,016

LIABILITIES

Professional fees payable	66,700
Management fee payable	40,992
Board of Managers fees payable	11,250
Other payable	3,947

Total Liabilities	122,889

Net Assets	$27,892,127

MEMBERS' EQUITY - NET ASSETS

Members' Equity - Net Assets	$27,892,127

The accompanying notes and attached unaudited financial statements of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

1

Excelsior Absolute Return Fund of Funds, LLC

Statement of Operations (Unaudited)

Period from April 1, 2009 to September 30, 2009

NET INVESTMENT LOSS ALLOCATED FROM
EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS
MASTER FUND, LLC

Interest	$5,386
Expenses	(135,035)

Net investment loss allocated from Excelsior Absolute Return
Fund of Funds Master Fund, LLC	(129,649)

Fund Income:
Interest	538

Fund Expenses:
Management fee	113,403
Other	56,448
Professional fees	48,557
Board of managers' fees	28,750
Administration fees	26,026

Total Expenses	273,184

Net Investment Loss	(402,295)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM EXCELSIOR ABSOLUTE RETURN
FUND OF FUNDS MASTER FUND, LLC

Net realized gain on investment	2,173,955
Net change in accumulated unrealized appreciation on investment	1,331,666

Net Realized and Unrealized Gain on Investments Allocated from
Excelsior Absolute Return Fund of Funds Master Fund, LLC	3,505,621

INCREASE IN MEMBERS' EQUITY - NET ASSETS
DERIVED FROM OPERATIONS	$3,103,326

The accompanying notes and attached unaudited financial statements of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

2

Excelsior Absolute Return Fund of Funds, LLC

Statement of Changes in Members’ Equity – Net Assets (Unaudited)

	For the Period from
	April 1, 2009 to	For the Year Ended
	September 30, 2009	March 31, 2009

OPERATIONS

Net investment loss	$(402,295)	$(3,156,003)
Net realized gain on investment	2,173,955	17,732,203
Net change in accumulated unrealized appreciation
on investment	1,331,666	(45,517,220)

Increase (Decrease) in Members' Equity - Net
Assets Derived from Operations	3,103,326	(30,941,020)

CAPITAL TRANSACTIONS

Members' subscriptions	-	16,205,000
Members' interests repurchased	(69,200,000)	(75,324,798)
Members' interests transferred*	-	(21,804,058)

Decrease in Members' Equity - Net Assets Derived
from Capital Transactions	(69,200,000)	(80,923,856)

Net Decrease in Members' Equity - Net Assets	(66,096,674)	(111,864,876)

MEMBERS' EQUITY - NET ASSETS
AT BEGINNING OF PERIOD	93,988,801	205,853,677

MEMBERS' EQUITY - NET ASSETS
AT END OF PERIOD	$27,892,127	$93,988,801

*On December 30, 2008, assets of Excelsior Absolute Return Fund of Funds Master Fund, LLC representing 12.72% of the value of all of its members’ interests were transferred to Excelsior Absolute Return Liquidating Trust.  See Note 1 in the accompanying notes.

The accompanying notes and attached unaudited financial statements of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

3

Excelsior Absolute Return Fund of Funds, LLC

Statement of Cash Flows (Unaudited)

Period from April 1, 2009 to September 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' equity - net assets
derived from operations	$3,103,326
Adjustments to reconcile net increase in members' equity -
net assets derived from operations to net cash provided by
operating activities:
Net change in accumulated unrealized appreciation on
investments allocated from Excelsior Absolute Return
Fund of Funds Master Fund, LLC	(1,331,666)
Net realized gain on investments allocated from
Excelsior Absolute Return Fund of Funds Master Fund, LLC	(2,173,955)
Net investment loss allocated from Excelsior Absolute
Return Fund of Funds Master Fund, LLC	129,649
Proceeds from investment in Excelsior Absolute Return Fund
of Funds Master Fund, LLC	71,608,807
Decrease in due from Adviser	166,965
Decrease in other assets	6,849
Decrease in management fee payable	(77,224)
Decrease in administration fees payable	(23,621)
Decrease in Board of Managers fees payable	(11,250)
Decrease in professional fees payable	(7,925)
Increase in other payable	3,202

Net Cash Provided by Operating Activities	71,393,157

CASH FLOWS FROM FINANCING ACTIVITIES

Payments for Members' interests repurchased	(71,608,807)

Net Cash Used in Financing Activities	(71,608,807)

Net decrease in cash and cash equivalents	(215,650)
Cash and cash equivalents at beginning of period	982,325

Cash and Cash Equivalents at End of Period	$766,675

Supplementary Disclosure of Cash Flow information
Cash paid during the period for interest	$2,452

Supplementary Disclosure of Non-Cash Information
Transfer of Members' interests between Members	$719,229

The accompanying notes and attached unaudited financial statements of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

4

Excelsior Absolute Return Fund of Funds, LLC

Financial Highlights (Unaudited)

The following represents certain ratios to average members’ equity – net assets, total return, and other supplemental information for the periods indicated:

	For the period
	from April 1
	2009 to	For the year	For the year	For the year	For the year
	September 30,	ended	ended	ended	ended
	2009*	March 31, 2009	March 31, 2008	March 31, 2007	March 31, 2006
Net assets, end of period	$27,892,127	$93,988,801	$205,853,677	$220,579,939	$256,173,742

Ratio of net investment
loss to average	(0.82%)	(1.94%)	(1.64%)	(1.59%)	(1.85%)
members' equity -
net assets (a) (b)

Ratio of total expenses to
average members'	0.83%	2.16%	1.97%	1.88%	1.84%
equity - net assets (c)(d)

Ratio of net expenses	0.83%	2.06%	1.97%	1.88%	1.92%
to average members'
equity - net assets (b)(c)

Total return (e)	7.32%	(15.97%)	0.63%	9.84%	8.04%

*	The ratios and total return are not annualized.
(a)	The ratio reflects the income and expenses including the Fund's proportionate share of income and expense of Excelsior Absolute Return Fund of Funds Master Fund, LLC.
(b)	Average members' equity - net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	The ratio reflects the expenses including the Fund's proportionate share of expenses of Excelsior Absolute Return Fund of Funds Master Fund, LLC.
(d)	The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(e)	Total return assumes a purchase of an interest in the Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.

The accompanying notes and attached unaudited financial statements of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

5

Excelsior Absolute Return Fund of Funds, LLC

Notes to Financial Statements (Unaudited)

September 30, 2009

1. Organization

Excelsior Absolute Return Fund of Funds, LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.  The Fund’s investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the “Company”), a non-diversified, closed-end management investment company that is registered under the 1940 Act, which has the same investment objective as the Fund.  The Company seeks to achieve its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, “Investment Funds”) that are managed by investment managers utilizing a broad range of alternative investment strategies.  There can be no assurance that the Company will achieve its investment objective.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.  The percentage of the Company’s members’ equity owned by the Fund at September 30, 2009 was 88.83%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company and as the manager of the Fund (the “Adviser”).  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Adviser is responsible for developing, implementing and supervising the investment program of the Company and providing day-to-day management services and administrative services to the Company and the Fund.

The Fund’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation.  The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

On January 23, 2009, the Company’s Board of Managers (the “Company Board”) and the Board approved a proposed plan of liquidation (the “Plan of Liquidation”) of the Company and the Fund, respectively, which provides for orderly liquidation of the assets of the Company and the distribution of proceeds to its members.  During the six months ended September 30, 2009, $69,200,000 was distributed to the members of the Fund.

6

Excelsior Absolute Return Fund of Funds, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

1. Organization (continued)

In light of the Plan of Liquidation, the Fund suspended the offering of its interests and stopped accepting contributions of capital to the Fund.  The Fund also does not intend to offer to repurchase interests from Members during the course of the liquidation.

Previously, on December 30, 2008, the Company transferred its interests in certain Investment Funds to Excelsior Absolute Return Liquidating Trust (the “Trust”), a Delaware statutory trust that was established to hold and liquidate the assets transferred to it by the Company.  The Trust issued units to the Company, which distributed the units to its members including the Fund.  In turn, the Fund distributed the units of the Trust to its members (“Members”).  As the Trust effects withdrawals of its capital from the Investment Funds in which it holds interests, or is otherwise able to convert its assets into cash, holders of the units of the Trust receive cash distributions from the Trust.  The assets transferred to the Trust comprised $21,804,058 and approximately 12.72% of the Fund’s members’ equity on December 30, 2008.

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable; however, actual results could differ from these estimates.

b. Codification

In June 2009, the FASB issued the FASB Accounting Standards Codification™ (the “Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States.  All guidance contained in the Codification carries an equal level of authority.  On the effective date, the Codification superseded all then-existing non-SEC accounting and reporting standards.  All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Fund has updated all of its disclosures to be consistent with the Codification and has determined that the implementation of the Codification did not have a significant impact on its financial results.

7

Excelsior Absolute Return Fund of Funds, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

c. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Fund’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board.

The Fund records its investment in the Company at fair value.  The Fund’s investment in the Company is represented by the Fund’s proportionate interest in the Company’s Members’ Equity – Net Assets at September 30, 2009.  Valuation of investments held by the Company is discussed in the notes to the Company’s financial statements, attached to this report.

d. Fund Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the Fund’s and the Company’s Boards; all costs with respect to communications regarding the Fund’s and the Company’s transactions among the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Fund’s and the Company’s Boards.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), under which the Adviser has agreed to waive its fees, or to pay or absorb (subject to the reimbursement described below) the ordinary operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the Fund’s proportionate share of the Company’s expenses, to 2% per annum of the Fund’s average monthly net assets (the “Expense Limitation”).  Effective April 1, 2009, in connection with the Plan of Liquidation, the Board agreed to increase the Expense Limitation to the lesser of 3% per annum of the Fund’s average monthly net assets or $1 million.  In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Adviser such amounts.  Reimbursement will be made as promptly

8

Excelsior Absolute Return Fund of Funds, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

d. Fund Expenses (continued)

as possible, but only to the extent it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time the fee was waived or the expense was paid or absorbed.

For the period from April 1, 2009 to September 30, 2009, the Fund did not incur expenses that are subject to the terms of the Expense Limitation Agreement.

e. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each Member is individually required to report on its own tax return its share of the Fund’s taxable income or loss.  The Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Fund’s Limited Liability Company Agreement.

The cost of the Fund's investment in the Company for Federal income tax purposes is based on amounts reported to the Fund by the Company on a Schedule K-1 for the year ended December 31, 2008. The amounts reported below have been adjusted through September 30, 2009 for contributions and withdrawals.  At September 30, 2009, the cost of investment for Federal income tax purposes was $28,881,073. This included unrealized depreciation on a tax basis of $1,640,289.

The Fund has determined that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2008.  No income tax returns are currently under examination.  The statute of limitations on the Fund’s U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2008.  The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

f. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account.  Interest income is recorded on the accrual basis.

9

Excelsior Absolute Return Fund of Funds, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

f. Other (continued)

The Fund records its proportionate share of the Company’s investment income, expenses and realized and unrealized gains and losses, as allocated by the Company.

3. Management Fee, Related Party Transactions and Other

As of September 30, 2009, the Adviser’s employees and affiliates have a combined interest of approximately 0.10% of the Fund’s Members’ equity - net assets.

Pursuant to the terms of the management agreement between the Fund and the Adviser (the “Management Agreement”), the Adviser provides management and administrative services to the Fund including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services under the Management Agreement, the Fund pays the Adviser a quarterly management fee at an annual rate of 0.5% of the Fund’s average monthly net assets on the first business day of each month in the quarter after adjustments for any subscriptions effective on that date.  For the period from April 1, 2009 to September 30, 2009, the management fee was $113,403, of which $40,992 was payable as of September 30, 2009.  The Board most recently renewed the Management Agreement for an additional annual term at its meeting held on June 12, 2009.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Investment Funds in which the Company invests and with companies in which the Investment Funds invest.

The Board is made up of three managers who are not “interested persons” (the “Disinterested Managers”), as defined by Section 2(a)(19) of the 1940 Act, of the Fund.  The Disinterested Managers are each paid an annual retainer of $7,000 ($8,000 for the chairperson of the Board and $7,500 for the chairperson of the audit committee) and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board ($2,500 for the chairperson of the Board); $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $750 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as managers.  Managers who are “interested persons,” if any, do not receive any annual or other fee from the Fund. The Fund incurred $28,750 of annual retainer and per meeting fees for the period from April 1, 2009 to September 30, 2009, $11,250 of which was payable as of September 30, 2009.

10

Excelsior Absolute Return Fund of Funds, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

3. Management Fee, Related Party Transactions and Other (continued)

The Fund has retained J.D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the Fund.  The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, that provides all aspects of mutual fund and alternative investment services.  In connection with such services provided, the Fund pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Fund's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million.  For the period from April 1, 2009 to September 30, 2009, the Fund incurred $26,026 in expenses related to such administrative services, none of which was payable as of September 30, 2009.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Investment Funds is generally limited to the net asset value of its interest in each Investment Fund.

Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw assets from Investment Funds, or unforeseen outflows of cash. This situation may arise due to circumstances outside of the Fund’s control, such as a general market disruption or an operational problem affecting the Fund or third parties, including the Investment Funds.  Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company’s capital invested in Investment Funds can be withdrawn only on a limited basis.  As a result, the Fund may not be able to liquidate quickly some of its investment in order to meet liquidity requirements, or to respond to specific events such as deterioration in the credit worthiness of any Investment Fund.

5. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

11

Excelsior Absolute Return Fund of Funds, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

6. New Accounting Pronouncements

On May 28, 2009, the FASB issued amendments to general standards on accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.  Although containing new terminology, the standard is based on the same principles as those that currently exist in the auditing standards.  The Fund adopted the standard as of September 30, 2009 and determined that it did not have a material impact on its financial statements.  The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is addressed in Note 7 of these financial statements.

Effective September 30, 2009, the Fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly.  The guidance requires some new disclosures with respect to a) inputs and valuation techniques and b) definition of “major category” for securities.  The Fund determined that the adaptation of the guidance did not have a material impact on its financial statements.

7. Subsequent Events

The Fund has evaluated all events subsequent to the balance sheet date of September 30, 2009, through November 25, 2009, which is the date these financial statements were issued, and has determined that there are no subsequent events that require disclosure.

12

Excelsior Absolute Return Fund of Funds, LLC

Supplemental Information (Unaudited)

September 30, 2009

Supplemental Information

EffectiveSeptember 28, 2009, Mr. David R. Bailin resigned as President of the Fund. On November 23, 2009, Mr. Steven L. Suss, the current Principal Financial Officer and Treasurer of the Fund, was appointed as the President of the Fund and will perform in all three functions.

13

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC

Financial Statements

(Unaudited)

Period from April 1, 2009 to September 30, 2009

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Financial Statements

(Unaudited)

Period from April 1, 2009 to September 30, 2009

Contents

Statement of Assets, Liabilities and Members’ Equity – Net Assets as of
September 30, 2009	1

Schedule of Investments as of September 30, 2009	2

Statement of Operations for the Period from April 1, 2009 to September 30, 2009	3

Statement of Changes in Members’ Equity – Net Assets for the Period from April 1, 2009 to
September 30, 2009 and for the Year Ended March 31, 2009	4

Statement of Cash Flows for the Period from April 1, 2009 to September 30, 2009	5

Financial Highlights for the Period from April 1, 2009 to September 30, 2009, and for the Years
Ended March 31, 2009, 2008, 2007, and 2006	6

Notes to Financial Statements	7

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Statement of Assets, Liabilities and Members’ Equity - Net Assets (Unaudited)

September 30, 2009

ASSETS

Investments in Investment Funds, at fair value (cost $5,181,099)	$16,044,313
Cash and cash equivalents	3,319,403
Receivable for interests in Investment Funds sold	11,735,870
Other assets	35,516

Total Assets	31,135,102

LIABILITIES

Professional fees payable	80,184
Due to Adviser	22,574
Due to custodian	7,928
Other payable (Note 1)	359,320

Total Liabilities	470,006

Net Assets	$30,665,096

MEMBERS' EQUITY - NET ASSETS

Represented by:
Capital	$19,801,882
Accumulated net unrealized appreciation on investments	10,863,214

Members' Equity - Net Assets	$30,665,096

The accompanying notes are an integral part of these financial statements.

1

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2009

				% of		First
	First			Members’	% Ownership	Available
	Acquisition		Fair	Equity – Net	of Investment	Redemption	Liquidity
Investment Funds *	Date	Cost**	Value**	Assets	Funds	Date ***	****
Equity
Glenview Capital Partners, L.P.	12/1/2003	$ -	266,330	0.87%	0.20%	N/A	(1)
Strategy Total		-	266,330	0.87%
Macro/CTA/Short-Term Trading
Catequil Partners, L.P.	12/1/2003	128,413	142,771	0.47%	1.68%	N/A	(1)
Caxton Global Investments (USA) LLC	1/1/2005	-	490,821	1.60%	0.05%	N/A	(1)
Placer Creek Partners, L.P.	1/1/2006	127,773	292,989	0.95%	0.12%	N/A	(1)
Strategy Total		256,186	926,581	3.02%
Event Driven
Brencourt Multi-Strategy, L.P.	9/1/2005	-	195,617	0.64%	0.52%	N/A	(1)
Empryean Capital Fund, L.P.	7/1/2004	-	19,269	0.06%	0.01%	N/A	(1)
King Street Capital, L.P.	8/1/2007	-	199,174	0.65%	0.00%	N/A	(1)
OZ Asia Domestic Partners, L.P.	7/1/2006	-	607,578	1.98%	1.45%	N/A	(1)
OZ Europe Domestic Partners II, L.P.	10/1/2005	3,424,913	6,806,257	22.20%	2.57%	N/A	Annually (2)
York Capital Management, L.P.	7/1/2004	1,500,000	7,023,507	22.90%	0.59%	N/A	Annually
Strategy Total		4,924,913	14,851,402	48.43%
Total investments in Investment Funds		$ 5,181,099	16,044,313	52.32%
Other Assets, Less Liabilities			14,620,783	47.68%
Members’ Equity – Net Assets			$ 30,665,096	100.00%

*	Non-income producing investments. The	N/A	Initial lock-up period has either expired prior to September 30, 2009 or the
	Company's investments in Investment Funds		Investment Fund did not have an initial lock-up period. However, specific
	are considered to be illiquid and may be		redemption restrictions may apply.
	subject to limitations on redemptions,	(1)	The Company’s remaining residual investment in the Investment Fund is
	including the assessment of early		held in illiquid securities.
	redemption fees.	(2)	$3,739,851 is held in side pocket accounts.
**	See definition in Note 2a.
***	From original investment date.
****	Available frequency of redemptions after
initial lock-up period.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Statement of Operations (Unaudited)

Period from April 1, 2009 to September 30, 2009

INVESTMENT INCOME

Interest	$6,077

Total Investment Income	6,077

OPERATING EXPENSES

Professional fees	68,280
Advisory fee	62,832
Other	14,411
Administration fees	12,000

Total Operating Expenses	157,523

Net Investment Loss	(151,446)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from Investment Fund redemptions	2,450,189
Net change in accumulated unrealized appreciation on investments	1,503,844

Net Realized and Unrealized Gain on Investments	3,954,033

INCREASE IN MEMBERS' EQUITY - NET ASSETS
DERIVED FROM OPERATIONS	$3,802,587

The accompanying notes are an integral part of these financial statements.

3

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Statement of Changes in Members’ Equity – Net Assets (Unaudited)

	For the period from
	April 1, 2009 to	For the Year ended
	September 30, 2009	March 31, 2009

OPERATIONS

Net investment loss	$(151,446)	$(2,290,902)
Net realized gain from Investment Fund redemptions	2,450,189	20,075,809
Net change in accumulated unrealized appreciation
on investments	1,503,844	(51,262,588)

Increase (Decrease) in Members' Equity - Net
Assets Derived from Operations	3,802,587	(33,477,681)

CAPITAL TRANSACTIONS

Members' subscriptions	5,000,000	22,323,939
Members' interests repurchased	(78,290,000)	(95,603,146)
Members' interests transferred*	-	(24,482,842)

Decrease in Members' Equity - Net Assets
from Capital Transactions	(73,290,000)	(97,762,049)

Net Decrease in Members' Equity - Net Assets	(69,487,413)	(131,239,730)

MEMBERS' EQUITY - NET ASSETS
AT BEGINNING OF PERIOD	100,152,509	231,392,239

MEMBERS' EQUITY - NET ASSETS
AT END OF PERIOD	$30,665,096	$100,152,509

*On December 30, 2008, investments in certain Investment Funds, representing 13.19% of all Members' interests, were transferred to Excelsior Absolute Return Liquidating Trust.  See Note 1 in the accompanying notes.

The accompanying notes are an integral part of these financial statements.

4

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Statement of Cash Flows (Unaudited)

Period from April 1, 2009 to September 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity net assets
derived from operations	$3,802,587
Adjustments to reconcile net decrease in members' equity -
net assets derived from operations to net cash provided by
operating activities:
Net change in accumulated unrealized appreciation on investments	(1,503,844)
Net realized gain from Investment Fund redemptions	(2,450,189)
Proceeds from Investment Funds	45,509,509
Decrease in other assets	17,303
Increase in other payable	359,320
Decrease in due to Adviser	(229,456)
Decrease in professional fees payable	(168,688)
Decrease in administration fees payable	(6,000)
Increase in due to custodian	3,804

Net Cash Provided by Operating Activities	45,334,346

CASH FLOWS FROM FINANCING ACTIVITIES

Payments for member interests repurchased	(80,960,514)

Net Cash Used in Financing Activities	(80,960,514)

Net decrease in cash and cash equivalents	(35,626,168)
Cash and cash equivalents at beginning of period	38,945,571

Cash and Cash Equivalents at End of Period	$3,319,403

Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest	$2,426

The accompanying notes are an integral part of these financial statements.

5

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Financial Highlights (Unaudited)

The following represents certain ratios to average members’ equity – net assets, total return, and other supplemental information for the periods indicated:

	For the period from April 1, 2009 to September 30, 2009*	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2007	For the year ended March 31, 2006
Net assets, end of period	$30,665,096	$100,152,509	$231,392,239	$264,457,192	$297,014,699

Ratio of net investment
gain to average	(0.28%)	(1.29%)	(0.94%)	(0.82%)	(1.01%)
members' equity -
net assets (a) (b)

Ratio of expenses to
average members'	0.29%	1.38%	1.26%	1.13%	1.09%
equity - net assets
(a) (b)

Portfolio turnover	0.00%	3.74%	18.92%	17.70%	20.24%

Total return (c)	(8.18%)	(15.85%)	1.30%	10.72%	8.93%

*	The ratios and total return are not annualized for the period.
(a)
Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.  Please refer to Note 5 for additional information about the expenses of the Investment Funds that the Company indirectly bears.

(b)	Average members' equity - net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	Total return assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2009

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the “Company”) was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003.  The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.  The Company’s investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions.  The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the “Investment Funds”) that are managed by a select group of alternative investment managers (“Investment Managers”) that utilize a broad range of alternative investment strategies.  There can be no assurance that the Company will achieve its investment objective.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the “Adviser”).  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina.  The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

On January 23, 2009, the Company’s Board of Managers (the “Board”) approved the proposed plan of liquidation (the “Plan of Liquidation”) of the Company which provided for orderly liquidation of the assets of the Company and the distribution of proceeds to members.  During the six months ended September 30, 2009, $78,290,000 was distributed to the members of the Company.

In light of the Plan of Liquidation, the Company does not intend to offer to repurchase interests from its Members during the course of the liquidation.  Members can only transfer or assign Company interests under certain limited circumstances.

Previously, on December 30, 2008, the Company transferred its interests in certain Investment Funds to Excelsior Absolute Return Liquidating Trust (the “Trust”), a Delaware statutory trust that was established to hold and liquidate the assets transferred to it by the Company.  The Trust issued units to the Company, which distributed the units to its members (“Members”), which in turn distributed the units to their members.  As the Trust effects withdrawals of its capital from the Investment Funds in which it holds interests, or is otherwise able to convert its assets into cash, holders of the units of the Trust will receive cash distributions from the Trust.

The assets transferred to the Trust comprised approximately 13.19% of the Company’s Members’ equity on December 30, 2008.  Below is a detailed schedule of the Investment Funds that were transferred from the Company to the Trust:

7

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

1. Organization (continued)

Fair Value as of
Investment Fund	12/30/08
Canyon Value Realization Fund, L.P.	$9,455,001
Castlerigg Partners, L.P.	8,212,644
Polygon Global Opportunities Fund, L.P.	6,815,197
Total Assets Transferred to the Trust	$24,482,842

During the period from April 1, 2009 through September 30, 2009, the Company received proceeds from Canyon Value Realization Fund, L.P. of $359,320 which remain as other payables on the Statement of Assets, Liabilities and Members’ Equity – Net Assets.  These proceeds were transferred to the Trust subsequent to September 30, 2009.

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation. The Board is comprised of three managers who are not “interested persons” (the “Disinterested Managers”), as defined by Section 2(a)(19) of the 1940 Act, of the Company. The Board has engaged the Adviser to manage the day-to-day operations of the Company.

The Company was established to invest substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the “Feeder Fund”) and Excelsior Absolute Return Fund of Funds, Ltd. (the “Offshore Fund”) as Members of the Company.  As of September 30, 2009, the Feeder Fund and Offshore Fund ownership of the Company’s Members’ Equity – Net Assets were 88.83% and 11.17%, respectively.

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable; however, actual results could differ from these estimates.

8

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

b. Codification

In June 2009, the FASB issued the FASB Accounting Standards Codification™ (the “Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States.  All guidance contained in the Codification carries an equal level of authority.  On the effective date, the Codification superseded all then-existing non-SEC accounting and reporting standards.  All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Company has updated all of its disclosures to be consistent with the Codification and has determined that the implementation of the Codification did not have a significant impact on its financial results.

c. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board.

The Company’s investments are reported at fair value.  The Board and the Adviser have approved procedures pursuant to which the Company values its investment in Investment Funds subject to the review and supervision of the Board and Adviser. In accordance with these procedures, fair value of investments in the Investment Funds takes into consideration all available information and other factors that the Board and Adviser deem pertinent. Generally, the Board and Adviser will use valuations reported to the Company by the Investment Managers of these Investment Funds as an input, and the Company, Board or Adviser may reasonably determine that additional factors should be considered and reflected. The value of the Company's investments determined using the Company's procedures may differ from the value reported by the Investment Fund. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

9

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

c. Portfolio Valuation (continued)

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;
•	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  In accordance with the valuation procedures of the Company, the Adviser generally uses the value reported by the Investment Fund as the primary input to its valuation; however, adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment.  Management considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market.  The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to Management’s perceived risk of that fund.

Substantially all of the Company's investments in Investment Funds have been classified within level 3, and the Company generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the Company, Board or Adviser due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investment in
Investment Funds	$-	$-	$16,044,313	$16,044,313
Total	$-	$-	$16,044,313	$16,044,313

10

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

 2. Significant Accounting Policies (continued)

c. Portfolio Valuation (continued)

The following table includes a rollforward of the amounts for the period from April 1, 2009 to September 30, 2009 for the investments classified within level 3. The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

Investments in
Investment Funds
Balance as of 3/31/09	$32,714,556
Accrued discount/premiums	-
Net realized gain from Investment Fund redemptions	2,450,189
Net change in accumulated unrealized appreciation on investment	1,503,844
Net purchases (sales)	(20,624,276)
Net transfers in (out) of Level 3	-
Balance as of 9/30/09	$16,044,313

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. The net unrealized appreciation for the period from April 1, 2009 to September 30, 2009 for level 3 investments held by the Company as of September 30, 2009 was an increase of $2,813,252.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost and any excess is treated as realized gain from investments in Investment Funds.  Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

d. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

11

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

e. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement.

The cost of the Company’s investment in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2008.  The amounts reported below have been adjusted through September 30, 2009 for withdrawals.  Based on Investment Funds owned at September 30, 2009, the cost of investments for Federal income tax purposes was $20,758,939.  This included unrealized appreciation on a tax basis of $1,950,754 and unrealized depreciation on a tax basis of $6,665,378.

The Company has determined that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2008.  No income tax returns are currently under examination.  The statute of limitations on the Company’s U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2008.  The statute of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

f. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account.  Interest income is recorded on the accrual basis.

3. Advisory Fee, Related Party Transactions and Other

The Company pays the Adviser a quarterly advisory fee at an annual rate of 0.25%, based on the Company’s net assets on the first business day of each month, after adjustments for any subscriptions effective on that date (the “Advisory Fee”).  This fee became effective on January 23, 2009, in connection with the Plan of Liquidation, when the advisory fee payable to the Adviser, pursuant to the advisory agreement between the Adviser and the Company, was lowered from its previous annual rate of 1%.  In addition, from January 23, 2009 until the termination of the Sub-

12

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

3. Advisory Fee, Related Party Transactions and Other (continued)

Advisory Agreement on March 23, 2009, the Company also paid to the Adviser the amounts payable to AIG Global.  For the period from April 1, 2009 to September 30, 2009, the advisory fee was $62,832 of which $22,574 is payable as of September 30, 2009.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Investment Funds in which the Company invests and with companies in which the Investment Funds invest.

The Board is made up of three Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”). All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as managers.  Managers who are “interested persons,” if any, do not receive any annual or other fee from the Fund. The Company incurred no meeting fees for the period from April 1, 2009 to September 30, 2009.

The Company has retained J.D. Clark & Company (the “Administrator”) to provide accounting and certain administrative and investor services to the Company. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, that provides all aspects of mutual fund and alternative investment services. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the period from April 1, 2009 to September 30, 2009, the Company incurred $12,000 in expenses related to such administrative services, none of which was payable as of September 30, 2009.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Investment Funds is generally limited to the net asset value of its interest in each Investment Fund.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw assets from Investment Funds or unforeseen outflows of cash. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

13

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

4. Financial Instruments with Off-Balance Sheet Risk (continued)

The Company’s capital invested in Investment Funds can be withdrawn only on a limited basis.  As a result, the Company may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any Investment Fund.

5. Investments in Investment Funds

As of September 30, 2009, the Company had investments in 10 Investment Funds.  The Company, as an investor in these Investment Funds, is charged management fees ranging from 1.0% to 3.0% (per annum) of the net asset value of its ownership interests in the Investment Funds, as well as incentive fees or allocations ranging from 20% to 30% of net profits earned that are attributable to the Company's ownership interests in such Investment Funds.  The Company also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2009, ranged from approximately 1.1% to 7.2% of the Company's average invested capital in each Investment Fund.   Incentive fees or allocations for the same fiscal year ranged from approximately 0.0% to 3.7% of the Company's average invested capital in each Investment Fund.  These ratios may vary over time depending on the allocation of the Company's assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds. Although the foregoing ranges of Investment Fund expense ratios are based on audited December 31, 2008 financial data received from the Investment Funds, the ranges were not audited by the Company's independent registered public accounting firm.

In general, most of the Investment Funds in which the Company invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Company may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Investment Funds generally provide that the Investment Fund may suspend, limit or delay the right of its investors, such as the Company, to withdraw capital. In addition, some of the Investment Funds may invest a portion of their assets in illiquid securities and may not permit the portion of the Company's capital invested in these Investment Funds that is allocable to illiquid securities to be withdrawn until the securities are sold or become liquid.

Aggregate proceeds of interests in Investment Funds for the period from April 1, 2009 to September 30, 2009 are $20,624,276.  The Company did not purchase interests in Investment Funds during the period from April 1, 2009 to September 30, 2009.

14

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

6. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7. New Accounting Pronouncements

On May 28, 2009, the FASB issued amendments to general standards on accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.  Although containing new terminology, the standard is based on the same principles as those that currently exist in the auditing standards.  The Company adopted the standard as of September 30, 2009 and determined that it did not have a material impact on its financial statements.  The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is addressed in Note 8 of these financial statements.

Effective September 30, 2009, the Company adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly.  The guidance requires some new disclosures with respect to a) inputs and valuation techniques and b) definition of “major category” for securities.  The Company determined that the adaptation of the guidance did not have a material impact on its financial statements

8. Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2009, through November 25, 2009, which is the date these financial statements were issued, and has noted the following:

For the period from October 1, 2009 to November 25, 2009, the Company received $4,241 in distributions from one Investment Fund.

It is expected that, as contemplated by the Plan of Liquidation, the remaining assets of the Company, consisting primarily of interests in Investments Funds and cash, will be transferred to a new liquidating trust as of December 31, 2009.

15

Excelsior Absolute Return Fund of Funds Master Fund, LLC

Supplemental Information (Unaudited)

September 30, 2009

Effective September 28, 2009, Mr. David R. Bailin resigned as President of the Company.  On November 23, 2009, Mr. Steven L. Suss, the current Principal Financial Officer and Treasurer of the Company, was appointed as the President of the Company and will perform in all three functions.

Advisory Agreement Approval

The Investment Advisory Agreement (the "Advisory Agreement") between the Company and the Adviser became effective on July 1, 2007 for an initial term of two years.  The Advisory Agreement provides that it may be continued in effect from year to year after its initial term, subject to approval annually by: (i) the Board; or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Company; provided that, in either event, the continuance must also be approved by a majority of the Managers who are not "interested persons," as defined by the 1940 Act, of the Company (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 12, 2009. In determining whether to approve this continuance, the Independent Managers were assisted by independent legal counsel, and, in connection with their deliberations, met in an executive session with such counsel separate from representatives of the Adviser.

In determining whether to approve the continuation of the Advisory Agreement, the Board gave weight and recognition to the fact that the Company is in the process of liquidating its assets in accordance with a plan of liquidation (the "Plan of Liquidation") that was approved by the Board of Managers of the Company (the "Board") on January 23, 2009, and contemplates the dissolution of the Company.  During the period that the Company is liquidating, it is not making new investments.  The Plan of Liquidation appointed the Adviser to serve as the liquidator of the Company and the Adviser's primary investment-related role on behalf of the Company has been to make decisions with respect to the sale or other disposition of the remaining portfolio investments of the Company.  In recognition of the limited role of the Adviser during the liquidation process, the fee payable to the Adviser pursuant to the Advisory Agreement was reduced to 0.25% per annum of the Company's net assets.

During its deliberations, the Board considered many factors, including the nature, extent and quality of services provided by the Adviser; particularly, the qualifications and capabilities of the personnel responsible for providing services to the Company.  The Board was provided with information regarding the Adviser and its personnel, including information regarding the Adviser's financial condition. The Board reviewed the financial condition of the Adviser to determine that adequate resources would be available to provide the level of service required by the Company.  Based on this review, the Board concluded that the Adviser is well qualified and has appropriate resources to provide high quality services to the Company.

The Board recognized that a fund's investment performance is an important factor for a board to consider in connection with the renewal of an investment advisory agreement.  However, it noted that, in light of the pending liquidation of the Company's assets, past performance information

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Excelsior Absolute Return Fund of Funds Master Fund, LLC

Supplemental Information (Unaudited) continued

September 30, 2009

relating to the Company was not relevant to the determination of whether to continue the Advisory Agreement.

The Board considered the costs of services to be provided by the Adviser and the profits to be realized by the Adviser and its affiliates under the Advisory Agreement during the liquidation period in light of the reduced advisory fee and concluded that the fees and expenses of the Company during this period are appropriate given the services to be provided.

The Board was cognizant of the appropriateness of considering economies of scale in costs of providing services to the Company when evaluating the reasonableness of advisory fees, including the extent to which any such economies of scale will be shared with the Company for the benefit of members.  However, it concluded that, because the Company is in the process of liquidating its assets and distributing its remaining capital to members, the assets of the Company are decreasing and that there presently are no economies of scale.

The Board also considered the potential benefits that might be received by the Adviser due to its relationship with the Company. It concluded that the opportunities for such benefits are not significant in light of the impending dissolution of the Company.

Based on its review of the information and factors described above, the Board, including each of the Independent Managers, determined that it was in the best interest of the Company and its members to continue in effect the Advisory Agreement for an additional annual period.

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ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

 Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) (1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Because the Registrant is in the process of liquidating, the portfolio of the Registrant is no longer being actively managed and has no portfolio manager.  Personnel of the Adviser under the supervision of Mr. Steven L. Suss (the Chief Financial Officer of the Adviser) are responsible for taking the actions necessary to liquidate the Registrant’s remaining investments and to effect the dissolution of the Registrant and the distribution of its assets to members of the Registrant.

(a) (2)	Not applicable.

(a) (3)	Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a )(1)	Not applicable for semi-annual reports.

(a) (2)	Separate certifications for the Registrant's Principal Executive Officer and PrincipalFinancial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Absolute Return Fund of Funds, LLC

By (Signature and Title):  /s/ Steven L. Suss
Steven L. Suss, Principal Executive Officer

Date:  December 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Absolute Return Fund of Funds, LLC

By (Signature and Title):  /s/ Steven L. Suss
Steven L. Suss, Principal Executive Officer

Date:  December 10, 2009